Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	3,250,000	3,250,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.6	0.6
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	$ 0.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	4,725,000	4,725,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	0.6	0.6
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	3,359,250	3,359,250
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.9	0.9
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	0.4
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	2,226,500	2,226,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	1.4	1.4
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	0.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	1,500,000	1,500,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	2.7	2.7
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		0.186
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	14,955,308	14,955,308
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	1.3	1.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	0.164
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 19	14,062,500	14,062,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 20	2.8	2.8
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 21		0.16
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 22	44,078,558	44,078,558
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 23	1.5	1.5
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 24	0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1			732,215	732,215
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2			0.2	0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 3			0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 4			3,250,000	3,250,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 5			0.7	0.7
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 6			0.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 7			4,725,000	4,725,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 8			0.7	0.7
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 9			0.2
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 10			3,359,250	3,359,250
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 11			1.1	1.1
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 12			0.4
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 13			2,226,500	2,226,500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 14			1.5	1.5
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 15			0.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 16			1,500,000	1,500,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 17			3	3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 18				0.186
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 19			14,955,308	14,955,308
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 20			1.5	1.5
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 21			0.164
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 22			30,748,273	30,748,273
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 23			1.3	1.3
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 24			$ 0.25